Note 8 - Common Stock - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2017 shares
Common Stock, Reserved for Future Issuance (in shares)	245,852,413
Warrant [Member]
Common Stock, Reserved for Future Issuance (in shares)	7,550,300
Series B Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	285,714
Series C Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	171,349,733
Series D Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	66,666,666